787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

VIA EDGAR

April 5, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AQR Funds Securities Act File No. 333-153445 Investment Company Act File No. 811-22235 Post-Effective Amendment No. 29

Ladies and Gentlemen:

On behalf of AQR Funds (the “Trust”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 29 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to add five new series to the Trust, the AQR U.S. Defensive Equity Fund, AQR International Defensive Equity Fund, AQR Emerging Defensive Equity Fund, AQR Risk-Balanced Commodities Strategy Fund and AQR Risk-Balanced Commodities Strategy LV Fund. It is proposed that the Amendment will become effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act on June 19, 2012.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8865.

Very truly yours,

/s/ Ryan P. Brizek
Ryan P. Brizek

Enclosures

cc:	Brendan R. Kalb, Esq.

Nicole DonVito, Esq.

Rose F. DiMartino, Esq.